Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Goodwill
For the year ended December 31, 2021

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2021	$55,123,166	$2,414,113	$52,709,053
Disposal of subsidiaries (Note 30)	(310,711)	—	(310,711)
Effect of foreign currency exchange differences	(325,929)	—	(325,929)

Balance at December 31, 2021	$54,486,526	$2,414,113	$52,072,413

For the year ended December 31, 2022

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2022	$54,486,526	$2,414,113	$52,072,413
Effect of foreign currency exchange differences	240,986	—	240,986

Balance at December 31, 2022	$54,727,512	$2,414,113	$52,313,399

For the year ended December 31, 2023

	Cost	Accumulated impairment	Carrying amount
	NT$	NT$	NT$

Balance at January 1, 2023	$54,727,512	$2,414,113	$52,313,399
Acquisitions through business combinations (Note 29)	5,147	—	5,147
Effect of foreign currency exchange differences	85,870	—	85,870

Balance at December 31, 2023	$54,818,529	$2,414,113	$52,404,416

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2023	$1,787,313	$78,841	$1,708,472
Acquisitions through business combinations (Note 29)	168	—	168
Effect of foreign currency exchange differences	2,804	—	2,804

Balance at December 31, 2023	$1,790,285	$78,841	$1,711,444

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units

	December 31
	2022	2023
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,427,102	$35,426,817	$1,156,983
Testing segment	13,414,275	13,414,094	438,083
EMS segment	3,323,920	3,415,404	111,541
Others	148,101	148,101	4,837

	$52,313,399	$52,404,416	$1,711,444